Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Regulatory assets:
Total regulatory assets	$ 3,153	$ 3,787
Less: current portion	(189)	(226)
Regulatory assets	2,964	3,561
Regulatory liabilities:
Total regulatory liabilities	1,262	372
Less: current portion	(139)	(10)
Regulatory liabilities	1,123	362
Post-Retirement and Post-Employment Benefits [Member]
Regulatory liabilities:
Total regulatory liabilities	506	33
Pension Benefit Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	358	0
Tax Rule Changes Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	100	86
Earnings Sharing Mechanism Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	75	42
Retail Settlement Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	53	58
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	50	52
Asset Removal Costs Cumulative Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	41	36
Pension Cost Differential [Member]
Regulatory liabilities:
Total regulatory liabilities	26	30
Capitalized Overhead Tax Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	16	0
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	5	13
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	4	4
Other [Member]
Regulatory liabilities:
Total regulatory liabilities	28	18
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	2,724	2,509
Post-Retirement and Post-Employment Benefits - Non-Service [Member]
Regulatory assets:
Total regulatory assets	141	125
Environmental [Member]
Regulatory assets:
Total regulatory assets	93	122
Deferred Tax Asset Sharing [Member]
Regulatory assets:
Total regulatory assets	73	204
Stock-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	34	38
Conservation and Demand Management (CDM) Variance [Member]
Regulatory assets:
Total regulatory assets	25	8
Rural and Remote Rate Protection (RRRP) variance [Member]
Regulatory assets:
Total regulatory assets	25	10
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	0	713
Foregone Revenue Deferral [Member]
Regulatory assets:
Total regulatory assets	0	25
Other [Member]
Regulatory assets:
Total regulatory assets	$ 38	$ 33